Net finance income/(costs) (Tables)	6 Months Ended
Dec. 31, 2022
Net finance income/(costs)
Schedule of net finance income/(costs)

	Three months ended		Six months ended
	31 December		31 December
	2022	2021	2022	2021
	£’000	£’000	£’000	£’000
Interest payable on bank loans and overdrafts	(393)	(430)	(1,206)	(945)
Interest payable on secured term loan facility, senior secured notes and revolving facilities	(7,552)	(4,678)	(13,762)	(9,260)
Interest payable on lease liabilities (Note 15)	(41)	(25)	(64)	(50)
Amortization of issue costs on secured term loan facility and senior secured notes	(188)	(183)	(365)	(354)
Foreign exchange losses on retranslation of unhedged US dollar borrowings (1)	—	(591)	(2,703)	(10,560)
Unwinding of discount relating to registrations	(2,305)	(633)	(3,477)	(1,212)
Interest on provisions	(78)	—	(138)	—
Hedge ineffectiveness on cash flow hedges	—	(87)	(241)	(210)
Fair value movement on derivative financial instruments:
Embedded foreign exchange derivatives	(15,720)	(846)	—	—
Total finance costs (3)	(26,277)	(7,473)	(21,956)	(22,591)
Interest receivable on short-term bank deposits	61	1	191	3
Foreign exchange gains on retranslation of unhedged US dollar borrowings (2)	37,737	—	—	—
Reclassified from hedging reserve	—	—	—	326
Hedge ineffectiveness on cash flow hedges	594	—	—	—
Fair value movement on derivative financial instruments:
Embedded foreign exchange derivatives	—	—	2,892	5,136
Total finance income (3)	38,392	1	3,083	5,465
Net finance income/(costs)	12,115	(7,472)	(18,873)	(17,126)
(1)Unrealized foreign exchange losses on unhedged USD borrowings due to an unfavourable swing in foreign exchange rates.
(2)Unrealized foreign exchange gains on unhedged USD borrowings due to a favourable swing in foreign exchange rates.
(3)Each element of finance costs and finance income is split based on its position in both the 3 months ended 31 December 2022 and the 6 months ended 31 December 2022. In the current year, exchange rate fluctuations have resulted in costs and income for the 3 months ended 31 December 2022 that are greater than the total net position across the 6 months ended 31 December 2022.